United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2023

Date of reporting period: May 31, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.24%
Consumer Discretionary - 0.01%
Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	$13,086

Entertainment - 0.00%
Deluxe EntertainmentA B C	102,794	—

Specialty Retail - 0.00%
Riverbed Holdings, Inc.A	15,164	—

Total Consumer Discretionary		13,086

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA	533,359	2,667

Financials - 0.22%
Financial Services - 0.22%
Global Eagle EntertainmentA	94,492	472,460

Information Technology - 0.01%
Communications Equipment - 0.01%
4L Technologies, Inc.A	140,935	4,228
INAP ReorgA B C	87,247	13,087

		17,315

Total Information Technology		17,315

Total Common Stocks (Cost $4,530,015)		505,528

PREFERRED STOCKS - 0.43% (Cost $339,302)
Energy - 0.43%
Oil, Gas & Consumable Fuels - 0.43%
Southcross Energy Partners LLCA D	2,077,530	934,889

	Principal Amount
BANK LOAN OBLIGATIONSE - 85.08%
Basic Materials - 0.61%
Chemicals - 0.37%
Ineos U.S. Finance LLC, 8.753%, Due 2/18/2030, 2023 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	$348,635	345,368
IRIS Holdings, Inc., 9.895%, Due 6/28/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	553,923	465,295

		810,663

Forest Products & Paper - 0.24%
Asplundh Tree Expert LLC, 7.003%, Due 9/7/2027, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	518,740	514,704

Total Basic Materials		1,325,367

Communications - 19.35%
Advertising - 1.72%
ABG Intermediate Holdings LLC,
9.407%, Due 12/21/2028, 2023 Term Loan B2, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	150,440	146,992
8.957%, Due 12/21/2028, 2023 Delayed Draw Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	49,325	48,194

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.08% (continued)
Communications - 19.35% (continued)
Advertising - 1.72% (continued)
CMG Media Corp., 8.659%, Due 12/17/2026, 2021 Term Loan, (3 mo. USD LIBOR + 3.500%)	$4,252,361	$3,529,460

		3,724,646

Internet - 7.08%
Getty Images, Inc., 9.498% - 9.753%, Due 2/19/2026, 2019 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%, 3 mo. USD Secured Overnight Financing Rate + 4.500%)	3,374,906	3,369,000
Go Daddy Operating Co. LLC, 8.153%, Due 11/9/2029, 2022 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,625,551	1,622,040
MH Sub I, LLC, 9.416%, Due 4/25/2028, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	2,520,715	2,384,319
NortonLifeLock, Inc., 7.253%, Due 9/12/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	4,185,957	4,114,000
Uber Technologies, Inc., 8.014%, Due 3/3/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	3,906,579	3,866,536

		15,355,895

Media - 6.41%
Charter Communications Operating LLC, 6.795% - 6.903%, Due 2/1/2027, 2019 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 1.750%, 3 mo. USD Secured Overnight Financing Rate + 1.750%)	3,946,040	3,864,672
Coral-U.S. Co-Borrower LLC, 8.107%, Due 10/15/2029, 2021 Term Loan B6, (1 mo. USD LIBOR + 3.000%)	2,989,008	2,891,866
GEE Holdings LLC,
13.018%, Due 3/24/2025, 2021 Exit Term Loan, (3 mo. USD LIBOR + 8.000%)	2,192,511	2,137,698
6.750%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 6.750%)	1,839,857	1,103,915
Sinclair Television Group, Inc.,
8.160%, Due 4/1/2028, 2021 Term Loan B3, (1 mo. USD LIBOR + 3.000%)	3,788	3,147
9.003%, Due 4/21/2029, 2022 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	931,409	721,842
Univision Communications, Inc.,
8.404%, Due 1/31/2029, 2022 Term Loan B, (1 mo. USD LIBOR + 3.250%)	1,098,592	1,041,190
9.148%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	545,874	528,134
Virgin Media Bristol LLC,
8.357%, Due 1/31/2029, 2020 USD Term Loan Q, (1 mo. USD LIBOR + 3.250%)	1,100,329	1,066,318
8.113%, Due 3/31/2031, 2023 USD Term Loan Y, (6 mo. USD Secured Overnight Financing Rate + 3.250%)	547,168	525,850

		13,884,632

Telecommunications - 4.14%
Cincinnati Bell, Inc., 8.503%, Due 11/22/2028, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	2,215,175	2,078,299
Connect Finco SARL, 8.660%, Due 12/11/2026, 2021 Term Loan B, (1 mo. USD LIBOR + 3.500%)	2,930,524	2,906,728
MLN U.S. HoldCo LLC,
9.557%, Due 11/30/2025, 2018 1st Lien Term Loan, (3 mo. USD LIBOR + 4.500%)	198,851	48,719
14.332%, Due 10/18/2027, 2022 Third Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 9.250%)	1,652,000	826,000
Zayo Group Holdings, Inc., 9.403%, Due 3/9/2027, 2022 USD Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	3,968,261	3,109,013

		8,968,759

Total Communications		41,933,932

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.08% (continued)
Consumer, Cyclical - 11.74%
Airlines - 3.54%
American Airlines, Inc.,
10.010%, Due 1/29/2027, 2017 1st Lien Term Loan, (6 mo. USD LIBOR + 3.500%)	$2,223,201	$2,135,207
10.000%, Due 4/20/2028, 2021 Term Loan, (3 mo. USD LIBOR + 4.750%)	2,686,627	2,695,439
Mileage Plus Holdings LLC, 10.213%, Due 6/21/2027, 2020 Term Loan B, (3 mo. USD LIBOR + 5.250%)	521,455	539,325
SkyMiles IP Ltd., 8.798%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	652,641	675,033
United Airlines, Inc., 8.888%, Due 4/21/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.750%)	1,633,275	1,622,381

		7,667,385

Apparel - 0.00%
New Trojan Parent, Inc., 8.358%, Due 1/6/2028, 1st Lien Term Loan, (1 mo. USD LIBOR + 3.250%)	1	1

Auto Parts & Equipment - 0.24%
Clarios Global LP, 8.903%, Due 5/6/2030, 2023 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	537,712	531,889

Entertainment - 4.81%
Allen Media LLC, 10.548%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD LIBOR + 5.500%)	1,247,054	1,078,702
Bally’s Corp., 8.358%, Due 10/2/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.250%)	1,403,041	1,340,045
Caesars Entertainment Corp, 8.503%, Due 2/6/2030, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	3,166,962	3,136,781
CE Intermediate I LLC, Due 11/10/2028, Term Loan BF	275,178	264,171
Deluxe Entertainment Services Group, Inc.,
6.000%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C G	87,007	8,187
6.000%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C G	1,097,972	—
DHX Media Ltd., 9.518%, Due 3/24/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)F	2,631,501	2,539,398
J&J Ventures Gaming LLC, 9.159%, Due 4/26/2028, Term Loan, (3 mo. USD LIBOR + 4.000%)	1,109,426	1,075,456
Stars Group Holdings B.V., 7.409%, Due 7/21/2026, 2018 USD Incremental Term Loan, (1 mo. USD LIBOR + 2.250%)	977,847	973,066

		10,415,806

Food Service - 0.47%
Aramark Services, Inc., 6.904%, Due 3/11/2025, 2018 Term Loan B3, (1 mo. USD LIBOR + 1.750%)	1,016,944	1,012,815

Leisure Time - 1.23%
Carnival Corp., 8.154%, Due 6/30/2025, USD Term Loan B, (1 mo. USD LIBOR + 3.000%)	1,489,363	1,474,931
City Football Group Ltd., 8.273%, Due 7/21/2028, Term Loan, (3 mo. USD LIBOR + 3.000%)	607,325	587,970
SRAM LLC, 7.904%, Due 5/18/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 2.750%)	489,644	480,311
Topgolf Callaway Brands Corp., 8.753%, Due 3/15/2030, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	131,446	129,381

		2,672,593

Lodging - 1.00%
Hilton Domestic Operating Co., Inc., 6.950%, Due 6/22/2026, 2019 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	2,172,365	2,160,156

Retail - 0.45%
Dave & Buster’s, Inc., 10.313%, Due 6/29/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.000%)	696,326	695,894

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.08% (continued)
Consumer, Cyclical - 11.74% (continued)
Retail - 0.45% (continued)
NPC International, Inc., 3.500%, Due 4/19/2024, 1st Lien Term Loan, (3 mo. PRIME + 4.500%)B C G	$964,468	$288,087

		983,981

Total Consumer, Cyclical		25,444,626

Consumer, Non-Cyclical - 16.77%
Beverages - 1.23%
City Brewing Co. LLC, 8.760%, Due 4/5/2028, Closing Date Term Loan, (3 mo. USD LIBOR + 3.500%)	3,396,587	1,596,396
Sunshine Investments B.V., 9.336%, Due 7/12/2029, 2022 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	1,096,175	1,078,822

		2,675,218

Biotechnology - 0.50%
ANI Pharmaceuticals, Inc., 11.154%, Due 11/19/2027, Term Loan B, (1 mo. USD LIBOR + 6.000%)	1,091,586	1,078,629

Commercial Services - 11.25%
Avis Budget Car Rental LLC, 8.753%, Due 3/16/2029, 2022 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	1,457,330	1,451,865
AVSC Holding Corp., 8.469%, Due 3/3/2025, 2020 Term Loan B1, (3 mo. USD LIBOR + 3.250%)	6,030	5,778
Corporation Service Co., 8.503%, Due 11/2/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	542,589	541,233
Creative Artists Agency LLC, 8.653%, Due 11/27/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	1,629,705	1,605,260
Inmar Holdings, Inc., 9.154% - 9.159, Due 5/1/2024, 2017 1st Lien Term Loan, (1 mo. USD LIBOR + 4.000%, 3 mo. USD LIBOR + 4.000%)	1,539,506	1,500,634
New Constellis Borrower LLC,
13.013%, Due 3/27/2024, 2020 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 7.750%)	1,316,330	1,092,554
15.635%, Due 3/27/2025, 2020 2nd Lien Term Loan, PIK (in-kind rate 11.000%)	911,135	522,381
Prime Security Services Borrower LLC, 7.943%, Due 9/23/2026, 2021 Term Loan, (1 mo. USD LIBOR + 2.750%)	2,177,130	2,161,259
Prometric Holdings, Inc., 8.525%, Due 1/29/2025, 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	348,687	326,545
RLG Holdings LLC, 9.404%, Due 7/7/2028, 2021 Term Loan, (1 mo. USD LIBOR + 4.250%)	1,911,268	1,744,032
Stats Intermediate Holdings LLC, 10.580%, Due 7/10/2026, Term Loan, (3 mo. USD LIBOR + 5.250%)	6,174,937	5,318,164
Teneo Holdings LLC, 10.503%, Due 7/11/2025, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	2,739,289	2,717,046
Trans Union LLC, 7.518%, Due 12/1/2028, 2021 Term Loan B6, (1 mo. USD LIBOR + 2.250%)	3,046,002	3,019,745
Wand NewCo, Inc., Due 2/5/2026, 2020 Term LoanF	571,840	558,779
WEX, Inc., 7.518%, Due 3/31/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	423,587	420,622
WW International, Inc., 8.660%, Due 4/13/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.500%)F	2,130,323	1,393,594

		24,379,491

Food - 0.25%
Sigma Bidco B.V., 7.460%, Due 7/2/2025, 2018 USD Term Loan B2, (6 mo. USD Secured Overnight Financing Rate + 3.000%)	563,125	543,163

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.08% (continued)
Consumer, Non-Cyclical - 16.77% (continued)
Health Care - Products - 1.22%
Carestream Dental Equipment, Inc., 9.654%, Due 9/1/2024, 2021 Term Loan, (1 mo. USD LIBOR + 4.500%)	$54,569	$48,566
Lifescan Global Corp., 11.247%, Due 10/1/2024, 2018 1st Lien Term Loan, (6 mo. USD Secured Overnight Financing Rate + 6.000%)	3,202,537	2,601,485

		2,650,051

Health Care - Services - 1.43%
NAPA Management Services Corp., Due 2/23/2029, Term Loan BF	903,100	657,908
National Mentor Holdings, Inc.,
8.748% - 9.003%, Due 3/2/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%, 3 mo. USD Secured Overnight Financing Rate + 3.750%)	2,506,313	1,861,564
8.748%, Due 3/2/2028, 2021 Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	71,318	52,971
Phoenix Guarantor, Inc., 8.654%, Due 3/5/2026, 2021 Term Loan B3, (1 mo. USD LIBOR + 3.500%)F	553,233	536,221

		3,108,664

Household Products/Wares - 0.03%
Instant Brands Holdings, Inc., 10.476%, Due 4/12/2028, Term Loan, (3 mo. USD LIBOR + 5.000%)	572,506	67,269

Pharmaceuticals - 0.86%
Alvogen Pharma U.S., Inc., 12.548%, Due 6/30/2025, 2022 Extended Term Loan, (3 mo. USD LIBOR + 7.500%)	2,217,732	1,851,807

Total Consumer, Non-Cyclical		36,354,292

Energy - 1.71%
Oil & Gas - 1.71%
Apro LLC, 9.246%, Due 11/14/2026, 2021 Term Loan, (3 mo. USD LIBOR + 3.750%)	276,368	269,114
Lealand Finance Co. B.V., 8.154%, Due 6/28/2024, 2020 Make Whole Term Loan, (1 mo. USD LIBOR + 3.000%)	142,892	107,169
Limetree Bay Terminals, LLC, 10.160%, Due 2/15/2024, 2022 Incremental Term Loan, (3 mo. USD LIBOR + 4.000%)	3,909,827	3,326,832

		3,703,115

Total Energy		3,703,115

Financial - 11.72%
Diversified Financial Services - 7.79%
Apex Group Treasury LLC,
9.074%, Due 7/27/2028, USD Term Loan, (3 mo. USD LIBOR + 3.750%)	334,207	320,003
9.986%, Due 7/27/2028, 2022 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	2,618,233	2,565,868
Aretec Group, Inc.,
9.503%, Due 10/1/2025, 2018 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	271,280	269,923
Due 3/8/2030, 2023 Incremental Term LoanF	274,795	269,385
Astra Acquisition Corp., 10.404%, Due 10/25/2028, 2021 1st Lien Term Loan, (1 mo. USD LIBOR + 5.250%)	1,201,234	864,888
Blackhawk Network Holdings, Inc., 8.264%, Due 6/15/2025, 2018 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	304,420	295,896
Castlelake Aviation Ltd.,
7.616%, Due 10/22/2026, Term Loan B, (3 mo. USD LIBOR + 2.750%)F	2,952,572	2,894,761
7.783%, Due 10/22/2027, 2023 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	686,672	671,511

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.08% (continued)
Financial - 11.72% (continued)
Diversified Financial Services - 7.79% (continued)
Citadel Securities LP,
7.768%, Due 2/2/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	$490,921	$483,867
8.100%, Due 2/2/2028, 2022 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	2,925,390	2,906,579
Eisner Advisory Group LLC,
10.518%, Due 7/28/2028, 2022 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	521,341	517,431
10.518%, Due 7/28/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	543,064	538,991
Focus Financial Partners LLC,
Due 6/30/2028, 2023 Term Loan B6F	536,319	526,429
8.403%, Due 6/30/2028, 2022 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	541,831	528,286
Jane Street Group LLC, 8.018%, Due 1/26/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	3,267,927	3,217,895
NBG Acquisition, Inc., 10.710%, Due 4/26/2024, Term Loan, (6 mo. USD LIBOR + 5.500%)G	242,068	4,841

		16,876,554

Insurance - 1.43%
Alliant Holdings Intermediate LLC, 8.559%, Due 11/5/2027, 2023 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	247,321	240,782
AmWINS Group, Inc., 8.003%, Due 2/19/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	749,502	741,632
Asurion LLC,
9.253%, Due 8/19/2028, 2022 Term Loan B10, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	1,157,210	1,060,617
10.404%, Due 1/20/2029, 2021 Second Lien Term Loan B4, (1 mo. USD LIBOR + 5.250%)	1,286,714	1,048,942

		3,091,973

Investment Companies - 2.28%
AI Mistral Holdco Ltd., 11.153%, Due 9/30/2025, 2017 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	2,972,461	2,873,389
Intrado Corp., 9.045%, Due 1/31/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,095,257	1,068,215
WH Borrower LLC,
Due 2/15/2027, Term LoanF	721,915	712,891
10.486%, Due 2/15/2027, 2023 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	296,992	293,279

		4,947,774

REITS - 0.22%
RHP Hotel Properties LP, Due 5/18/2030, 2023 Term Loan BF	486,584	484,000

Total Financial		25,400,301

Industrial - 11.20%
Aerospace/Defense - 0.12%
TransDigm, Inc., 8.148%, Due 2/22/2027, 2022 Term Loan H, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	262,501	261,189

Building Materials - 0.63%
Foley Products Co. LLC, Due 12/29/2028, 2021 Term LoanF	828,876	814,371
Smyrna Ready Mix Concrete LLC, 9.503%, Due 4/2/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	544,425	540,794

		1,355,165

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.08% (continued)
Industrial - 11.20% (continued)
Electrical Components & Equipment - 0.36%
Creation Technologies, Inc., 10.723%, Due 10/5/2028, 2021 Term Loan, (3 mo. USD LIBOR + 5.500%)	$870,906	$785,992

Electronics - 0.33%
NorthPole Newco SARL,
12.500%, Due 3/3/2025, 2022 Term Loan B1, PIK (in-kind rate 12.000%)B C G	892,466	223,116
15.250%, Due 3/18/2025, Term Loan, (3 mo. USD PRIME + 7.000%)G	3,425,455	299,727
5.650%, Due 12/31/2025, 2022 Term Loan, PIK (in-kind rate 11.000%)B C G	20,416	613
11.000%, Due 12/31/2025, 2022 RevolverB C G H	218,313	196,481

		719,937

Environmental Control - 2.16%
Bingo Industries Ltd., 8.660%, Due 7/14/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	2,316,051	2,119,187
EnergySolutions LLC, 8.909%, Due 5/9/2025, 2018 Term Loan B, (3 mo. USD LIBOR + 3.750%)	722,515	706,938
LRS Holdings, LLC, 9.518%, Due 8/31/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	555,564	538,898
Madison IAQ LLC, 8.302%, Due 6/21/2028, Term Loan, (6 mo. USD LIBOR + 3.250%)	1,375,599	1,315,416

		4,680,439

Machinery - Construction & Mining - 0.75%
Brookfield WEC Holdings, Inc., 7.904%, Due 8/1/2025, 2021 Term Loan, (1 mo. USD LIBOR + 2.750%)	1,630,284	1,611,357

Machinery - Diversified - 0.77%
Arcline FM Holdings LLC, 9.909%, Due 6/23/2028, 2021 1st Lien Term Loan, (3 mo. USD LIBOR + 4.750%)	567,536	538,688
Project Castle, Inc., 10.390 – 10.398%, Due 6/1/2029, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	696,500	607,696
SPX Flow, Inc., 9.753%, Due 4/5/2029, 2022 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	561,017	529,813

		1,676,197

Packaging & Containers - 3.69%
Berry Global, Inc., 6.854%, Due 7/1/2026, 2021 Term Loan Z, (1 mo. USD LIBOR + 1.750%)	1,068,390	1,059,341
Graham Packaging Co., Inc., 8.268%, Due 8/4/2027, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)F	970,238	944,634
Pretium PKG Holdings, Inc.,
9.008% - 9.219%, Due 10/2/2028, 2021 1st Lien Term Loan, (3 mo. USD LIBOR + 4.000%)	2,695,675	2,089,148
11.758% - 11.969%, Due 10/1/2029, 2021 2nd Lien Term Loan, (3 mo. USD LIBOR + 6.750%)	1,641,741	998,244
Reynolds Group Holdings, Inc.,
8.518%, Due 2/5/2026, 2020 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	623,911	618,845
8.518%, Due 9/24/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	636,445	621,978
Ring Container Technologies Group LLC, 8.654%, Due 8/12/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.500%)	286,311	282,137
Valcour Packaging LLC, 9.397%, Due 10/4/2028, 2021 1st Lien Term Loan, (6 mo. USD LIBOR + 3.750%)	1,632,517	1,380,832

		7,995,159

Transportation - 2.39%
First Student Bidco, Inc.,
8.143%, Due 7/21/2028, Term Loan B, (3 mo. USD LIBOR + 3.000%)	183,825	170,524
8.143%, Due 7/21/2028, Term Loan C, (3 mo. USD LIBOR + 3.000%)	68,713	63,741

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.08% (continued)
Industrial - 11.20% (continued)
Transportation - 2.39% (continued)
8.998%, Due 7/21/2028, 2022 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	$562,089	$538,902
8.998%, Due 7/21/2028, 2022 Incremental Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	39,132	37,518
Genesee & Wyoming, Inc., 6.998%, Due 12/30/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	3,895,533	3,876,055
LaserShip, Inc., 9.659%, Due 5/7/2028, 2021 Term Loan, (3 mo. USD LIBOR + 4.500%)	622,569	498,721

		5,185,461

Total Industrial		24,270,896

Technology - 11.98%
Computers - 6.19%
24-7 Intouch, Inc., 9.904%, Due 8/25/2025, 2018 Term Loan, (1 mo. USD LIBOR + 4.750%)F	1,423,779	1,388,185
Magenta Buyer LLC,
10.030%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3 mo. USD LIBOR + 4.750%)	3,380,498	2,378,079
13.530%, Due 7/27/2029, 2021 USD 2nd Lien Term Loan, (3 mo. USD LIBOR + 8.250%)	728,000	444,080
McAfee LLC, 9.010%, Due 3/1/2029, 2022 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	1,944,877	1,818,460
Park Place Technologies LLC, 10.253%, Due 11/10/2027, 2020 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.000%)	909,825	872,422
Peraton Corp., 9.003%, Due 2/1/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	681,446	647,619
Perforce Software, Inc., 8.904%, Due 7/1/2026, 2020 Term Loan B, (1 mo. USD LIBOR + 3.750%)	355,067	332,580
SonicWall U.S. Holdings, Inc.,
8.910%, Due 5/16/2025, 1st Lien Term Loan, (1 mo. USD LIBOR + 3.750%)	1,112,713	1,091,717
12.660%, Due 5/18/2026, 2nd Lien Term Loan, (1 mo. USD LIBOR + 7.500%)	1,427,163	1,318,784
Verifone Systems, Inc., 9.476%, Due 8/20/2025, 2018 1st Lien Term Loan, (3 mo. USD LIBOR + 4.000%)	3,588,256	3,124,474

		13,416,400

Semiconductors - 0.59%
Natel Engineering Co., Inc., 11.410%, Due 4/30/2026, 2019 Term Loan B, (1 mo. USD LIBOR + 6.250%)	1,457,750	1,282,820

Software - 5.20%
AppLovin Corp., 8.503%, Due 8/15/2025, 2018 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.350%)	131,202	130,546
Camelot U.S. Acquisition LLC, 8.268%, Due 10/30/2026, Term Loan B, (1 mo. USD LIBOR + 3.000%)	1,074,238	1,060,584
CDK Global, Inc., 9.148%, Due 7/6/2029, 2022 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	1,096,029	1,078,328
Cloud Software Group, Inc., 9.498%, Due 3/30/2029, 2022 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)F	751,134	694,289
CommerceHub, Inc., 9.217%, Due 12/29/2027, 2020 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,129,912	980,199
CT Technologies Intermediate Holdings, Inc., 9.391%, Due 12/16/2025, 2021 Term Loan B, (1 mo. USD LIBOR + 4.250%)	1,935,956	1,802,162
Fortra, LLC, 9.145%, Due 11/19/2026, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,458,296	1,269,446
Grab Holdings, Inc., 9.660%, Due 1/29/2026, Term Loan B, (1 mo. USD LIBOR + 4.500%)	544,518	542,307
Greeneden U.S. Holdings LLC, 9.154%, Due 12/1/2027, 2020 USD Term Loan B4, (1 mo. USD LIBOR + 4.000%)	1,674,317	1,630,366
Internap Corp., 11.360%, Due 5/8/2025, 2020 Second Out Term Loan, PIK (in-kind rate 3.500%)	268,748	128,999

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.08% (continued)
Technology - 11.98% (continued)
Software - 5.20% (continued)
Project Accelerate Parent LLC, 9.404%, Due 1/2/2025, 1st Lien Term Loan, (1 mo. USD LIBOR + 4.250%)	$1,712,816	$1,674,278
S2P Acquisition Borrower, Inc., 9.253%, Due 8/14/2026, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	274,766	270,576

		11,262,080

Total Technology		25,961,300

Total Bank Loan Obligations (Cost $197,444,706)		184,393,829

CORPORATE OBLIGATIONS - 8.81%
Communications - 2.33%
Internet - 1.15%
Getty Images, Inc., 9.750%, Due 3/1/2027I	2,500,000	2,492,210

Media - 1.18%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, Due 2/1/2028I	1,000,000	908,900
Univision Communications, Inc., 7.375%, Due 6/30/2030I	1,767,000	1,642,982

		2,551,882

Total Communications		5,044,092

Consumer, Cyclical - 2.60%
Airlines - 1.34%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026I	2,000,000	1,960,916
United Airlines, Inc., 4.375%, Due 4/15/2026I	1,000,000	946,041

		2,906,957

Entertainment - 0.86%
Caesars Entertainment, Inc., 6.250%, Due 7/1/2025I	1,000,000	996,961
WMG Acquisition Corp., 3.875%, Due 7/15/2030I	1,000,000	854,110

		1,851,071

Leisure Time - 0.40%
Carnival Corp., 4.000%, Due 8/1/2028I	1,000,000	872,018

Total Consumer, Cyclical		5,630,046

Consumer, Non-Cyclical - 1.32%
Commercial Services - 0.86%
ADT Security Corp., 4.125%, Due 8/1/2029I	1,000,000	872,500
United Rentals North America, Inc., 6.000%, Due 12/15/2029I	1,000,000	1,000,346

		1,872,846

Food - 0.46%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.500%, Due 2/15/2028I	1,000,000	993,750

Total Consumer, Non-Cyclical		2,866,596

Financial - 0.58%
Insurance - 0.19%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, Due 4/15/2028I	426,000	417,775

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.81% (continued)
Financial - 0.58% (continued)
REITS - 0.39%
Iron Mountain, Inc., 4.500%, Due 2/15/2031I	$1,000,000	$851,430

Total Financial		1,269,205

Industrial - 1.79%
Aerospace/Defense - 0.46%
TransDigm, Inc., 6.250%, Due 3/15/2026I	1,000,000	993,291

Environmental Control - 0.23%
Madison IAQ LLC, 5.875%, Due 6/30/2029I	646,000	491,574

Packaging & Containers - 1.10%
Berry Global, Inc., 4.875%, Due 7/15/2026I	2,000,000	1,934,652
Mauser Packaging Solutions Holding Co., 9.250%, Due 4/15/2027I	500,000	456,369

		2,391,021

Total Industrial		3,875,886

Technology - 0.19%
Software - 0.19%
Rocket Software, Inc., 6.500%, Due 2/15/2029I	500,000	408,216

Total Corporate Obligations (Cost $19,515,593)		19,094,041

	Shares
SHORT-TERM INVESTMENTS - 7.58% (Cost $16,431,918)
Investment Companies - 7.58%
American Beacon U.S. Government Money Market Select Fund, 4.94%J K	16,431,918	16,431,918

TOTAL INVESTMENTS - 102.14% (Cost $238,261,534)		221,360,205
LIABILITIES, NET OF OTHER ASSETS - (2.14%)		(4,636,091)

TOTAL NET ASSETS - 100.00%		$216,724,114

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $729,571 or 0.34% of net assets.
C	Value was determined using significant unobservable inputs.
D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of May 31, 2023.
G	Default Security. At period end, the amount of securities in default was $1,021,052 or 0.47% of net assets.
H	Fixed Rate.
I

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $19,094,041 or 8.81% of net assets. The Fund has no right to demand registration of these securities.

J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

IP Ltd. - Intellectual Property Ltd.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2023, the investments were classified as described below:

FEAC Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$19,981	$472,460	$13,087	(1)	$505,528
Preferred Stocks	934,889	—	—		934,889
Bank Loan Obligations	—	183,677,345	716,484	(1)	184,393,829
Corporate Obligations	—	19,094,041	—		19,094,041
Short-Term Investments	16,431,918	—	—		16,431,918

Total Investments in Securities - Assets	$17,386,788	$203,243,846	$729,571		$221,360,205

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2023, there were transfers from Level 1 to Level 3 with a fair value of $13,087 and transfers of $420,210 from Level 2 to Level 3. During the period ended May 31, 2023, there were no transfers out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2022		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 05/31/2023		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$13,087	$—	$13,087	(1)	$(488,032)
Bank Loan Obligations	296,299	(1)	20,630	117,633	9	—	96,969	420,210	—	716,484	(1)	(1,480,272)

	$296,299		$20,630	$117,633	$9	$—	$96,969	$433,297	$—	$729,571	(1)	$(1,968,304)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended May 31, 2023, two common stocks have been fair valued at $13,087 by the Valuation Committee. The remaining bank loan obligations valued at $716,484 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.30%
Energy - 1.02%
Oil, Gas & Consumable Fuels - 1.02%
Holly Energy Partners LP	366,814	$6,298,196
Scorpio Tankers, Inc.	132,209	6,051,206

		12,349,402

Total Energy		12,349,402

Financials - 0.28%
Mortgage Real Estate Investment Trusts (REITs) - 0.28%
Annaly Capital Management, Inc.	180,401	3,405,971

Total Common Stocks (Cost $14,502,301)		15,755,373

PREFERRED STOCKS - 2.88%
Energy - 0.60%
Oil, Gas & Consumable Fuels - 0.60%
Crestwood Equity Partners LP, 9.250%A	814,520	7,289,954

Financials - 2.28%
Mortgage Real Estate Investment Trusts (REITs) - 2.28%
Annaly Capital Management, Inc., Series F, 10.152%, (3 mo. USD LIBOR + 4.993%)A B	369,632	9,092,947
Annaly Capital Management, Inc., Series G, 9.331%, (3 mo. USD LIBOR + 4.172%)A B	387,379	9,180,883
Annaly Capital Management, Inc., Series I, 6.750%, (3 mo. USD LIBOR + 4.989%)A B	265,141	6,175,134
AGNC Investment Corp., Series C, 10.371%, (3 mo. USD LIBOR + 5.111%)A B	125,183	3,137,086

		27,586,050

Total Financials		27,586,050

Total Preferred Stocks (Cost $35,832,878)		34,876,004

	Principal Amount*
CORPORATE OBLIGATIONS - 68.44%
Communications - 3.55%
Media - 3.55%
Townsquare Media, Inc., 6.875%, Due 2/1/2026C	$27,642,000	25,629,663
Univision Communications, Inc., 7.375%, Due 6/30/2030C	18,724,000	17,409,843

		43,039,506

Total Communications		43,039,506

Consumer, Cyclical - 15.43%
Entertainment - 7.05%
Caesars Entertainment, Inc., 4.625%, Due 10/15/2029C	24,632,000	21,234,862
Churchill Downs, Inc., 4.750%, Due 1/15/2028C	18,732,000	17,331,231
Cinemark USA, Inc., 5.250%, Due 7/15/2028C	28,079,000	24,576,759
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029C	24,876,000	22,297,105

		85,439,957

Leisure Time - 1.68%
Vista Outdoor, Inc., 4.500%, Due 3/15/2029C	24,880,000	20,377,964

Lodging - 3.59%
Boyd Gaming Corp., 4.750%, Due 6/15/2031C	24,958,000	22,194,416
Station Casinos LLC, 4.500%, Due 2/15/2028C	23,858,000	21,230,661

		43,425,077

Retail - 3.11%
QVC, Inc.,
4.750%, Due 2/15/2027	5,515,000	3,350,363

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 68.44% (continued)
Consumer, Cyclical - 15.43% (continued)
Retail - 3.11% (continued)
QVC, Inc., (continued)
4.375%, Due 9/1/2028	$21,111,000	$12,244,380
Victoria’s Secret & Co., 4.625%, Due 7/15/2029C	28,708,000	22,026,781

		37,621,524

Total Consumer, Cyclical		186,864,522

Consumer, Non-Cyclical - 23.39%
Agriculture - 3.69%
Turning Point Brands, Inc., 5.625%, Due 2/15/2026C	20,298,000	18,571,742
Vector Group Ltd., 10.500%, Due 11/1/2026C	26,070,000	26,079,681

		44,651,423

Commercial Services - 4.20%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027C	15,711,000	14,513,036
Carriage Services, Inc., 4.250%, Due 5/15/2029C	20,928,000	17,002,535
CPI CG, Inc., 8.625%, Due 3/15/2026C	20,048,000	19,350,931

		50,866,502

Food - 3.76%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.500%, Due 1/15/2030C	13,459,000	12,787,127
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029C	18,130,000	14,727,362
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	20,910,000	17,993,473

		45,507,962

Health Care - Products - 2.25%
Avantor Funding, Inc., 4.625%, Due 7/15/2028C	14,780,000	13,670,010
Teleflex, Inc., 4.250%, Due 6/1/2028C	14,842,000	13,633,906

		27,303,916

Health Care - Services - 8.63%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028C	14,528,000	13,809,300
Charles River Laboratories International, Inc., 3.750%, Due 3/15/2029C	14,695,000	12,913,231
Encompass Health Corp., 4.750%, Due 2/1/2030	16,165,000	14,621,859
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030C	24,605,000	22,636,602
Select Medical Corp., 6.250%, Due 8/15/2026C	23,927,000	23,266,361
Tenet Healthcare Corp., 6.750%, Due 5/15/2031C	17,340,000	17,343,988

		104,591,341

Pharmaceuticals - 0.86%
Prestige Brands, Inc., 3.750%, Due 4/1/2031C	12,680,000	10,435,006

Total Consumer, Non-Cyclical		283,356,150

Energy - 5.77%
Oil & Gas - 5.20%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026C	28,469,000	26,046,920
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, Due 1/15/2027C	19,554,000	18,625,185
Transocean, Inc., 8.000%, Due 2/1/2027C	20,570,000	18,307,300

		62,979,405

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 68.44% (continued)
Energy - 5.77% (continued)
Pipelines - 0.57%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.625%, Due 5/1/2027C	$		7,381,000	$6,960,630

Total Energy				69,940,035

Financial - 6.15%
Diversified Financial Services - 3.50%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028C		GBP	23,390,000	22,023,216
PRA Group, Inc., 5.000%, Due 10/1/2029C			27,096,000	20,335,548

				42,358,764

Real Estate - 2.65%
Cushman & Wakefield U.S. Borrower LLC, 6.750%, Due 5/15/2028C			9,956,000	8,885,730
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029C			7,250,000	5,237,638
5.250%, Due 4/15/2030C			26,210,000	17,991,970

				32,115,338

Total Financial				74,474,102

Industrial - 7.75%
Electronics - 2.04%
TTM Technologies, Inc., 4.000%, Due 3/1/2029C			29,071,000	24,631,295

Engineering & Construction - 0.57%
AECOM, 5.125%, Due 3/15/2027			7,157,000	6,906,505

Environmental Control - 1.15%
Stericycle, Inc., 3.875%, Due 1/15/2029C			15,781,000	13,917,895

Machinery - Construction & Mining - 1.41%
BWX Technologies, Inc., 4.125%, Due 4/15/2029C			19,292,000	17,073,020

Transportation - 2.58%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.750%, Due 7/1/2025C			32,334,000	31,283,145

Total Industrial				93,811,860

Technology - 6.40%
Computers - 3.41%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028C			15,376,000	13,750,296
KBR, Inc., 4.750%, Due 9/30/2028C			15,246,000	13,951,462
Science Applications International Corp., 4.875%, Due 4/1/2028C			14,573,000	13,571,106

				41,272,864

Semiconductors - 1.53%
Amkor Technology, Inc., 6.625%, Due 9/15/2027C			5,966,000	5,956,614
Entegris Escrow Corp., 5.950%, Due 6/15/2030C			13,070,000	12,590,730

				18,547,344

Software - 1.46%
Black Knight InfoServ LLC, 3.625%, Due 9/1/2028C			19,715,000	17,669,569

Total Technology				77,489,777

Total Corporate Obligations (Cost $885,047,123)				828,975,952

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount*			Fair Value
CONVERTIBLE OBLIGATIONS - 2.06%
Financial - 2.06%
Diversified Financial Services - 2.06%
EZCORP, Inc., 2.375%, Due 5/1/2025	$		12,700,000	$11,674,653
Upstart Holdings, Inc., 0.250%, Due 8/15/2026			20,130,000	13,336,125

				25,010,778

Total Financial				25,010,778

Total Convertible Obligations (Cost $24,680,540)				25,010,778

FOREIGN CONVERTIBLE OBLIGATIONS - 2.06%
Consumer, Non-Cyclical - 1.04%
Biotechnology - 1.04%
Pharming Group NV, 3.000%, Due 1/21/2025D			12,500,000	12,592,981

Financial - 1.02%
Real Estate - 1.02%
TAG Immobilien AG, 0.625%, Due 8/27/2026D			15,200,000	12,313,816

Total Foreign Convertible Obligations (Cost $24,864,115)				24,906,797

FOREIGN CORPORATE OBLIGATIONS - 21.02%
Consumer, Cyclical - 2.34%
Airlines - 1.40%
International Consolidated Airlines Group SA, 1.500%, Due 7/4/2027D		EUR	18,700,000	16,913,294

Leisure Time - 0.94%
Dometic Group AB, 2.000%, Due 9/29/2028D		EUR	13,430,000	11,412,487

Total Consumer, Cyclical				28,325,781

Consumer, Non-Cyclical - 1.94%
Food - 0.82%
Nova Austral SA,
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)E			15,326,995	613,080
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)C D			26,581,914	9,303,670

				9,916,750

Pharmaceuticals - 1.12%
180 Medical, Inc., 3.875%, Due 10/15/2029C			15,550,000	13,598,646

Total Consumer, Non-Cyclical				23,515,396

Energy - 9.40%
Oil & Gas - 9.40%
Baytex Energy Corp., 8.500%, Due 4/30/2030C			18,800,000	18,332,664
Greenfire Resources, Inc., 12.000%, Due 8/15/2025C			16,117,000	17,043,727
Odfjell Rig III Ltd., 9.250%, Due 5/31/2028			19,500,000	19,597,500
Secure Energy Services, Inc., 7.250%, Due 12/30/2026C		CAD	19,508,000	14,101,087
Strathcona Resources Ltd., 6.875%, Due 8/1/2026C			36,425,000	30,688,062
Vermilion Energy, Inc., 6.875%, Due 5/1/2030C			15,525,000	14,127,750

				113,890,790

Total Energy				113,890,790

Financial - 4.06%
Financial Services - 1.33%
Kane Bidco Ltd., 6.500%, Due 2/15/2027C		GBP	14,741,000	16,136,616

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 21.02% (continued)
Financial - 4.06% (continued)
Real Estate - 2.73%
Heimstaden AB,
4.250%, Due 3/9/2026D		EUR	5,500,000	$3,836,211
4.375%, Due 3/6/2027D		EUR	5,400,000	3,694,119
Heimstaden Bostad AB,
3.248%, Due 11/19/2024, (5 yr. EUR Swap + 3.667%)B D F		EUR	2,860,000	1,910,659
2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)B D F		EUR	6,860,000	3,622,039
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)B D F		EUR	1,175,000	648,803
Samhallsbyggnadsbolaget i Norden AB, 1.000%, Due 8/12/2027D		EUR	27,075,000	19,327,490

				33,039,321

Total Financial				49,175,937

Industrial - 3.28%
Machinery - Diversified - 1.18%
ATS Corp., 4.125%, Due 12/15/2028C	$		15,895,000	14,232,065

Transportation - 2.10%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026			26,450,000	25,425,063

Total Industrial				39,657,128

Total Foreign Corporate Obligations (Cost $287,498,377)				254,565,032

	Shares
SHORT-TERM INVESTMENTS - 0.54% (Cost $6,596,392)
Investment Companies - 0.54%
American Beacon U.S. Government Money Market Select Fund, 4.94%G H			6,596,392	6,596,392

TOTAL INVESTMENTS - 98.30% (Cost $1,279,021,726)				1,190,686,328
OTHER ASSETS, NET OF LIABILITIES - 1.70%				20,642,264

TOTAL NET ASSETS - 100.00%				$1,211,328,592

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	A type of Preferred Stock that has no maturity date.
B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on May 31, 2023.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $921,423,659 or 76.07% of net assets. The Fund has no right to demand registration of these securities.

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Perpetual maturity. The date shown, if any, is the next call date.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on May 31, 2023:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	507	June 2023	$(37,627,274)	$(39,381,225)	$(1,753,951)
CME Canadian Dollar Currency Futures	197	June 2023	(14,304,576)	(14,517,915)	(213,339)
CME Euro Foreign Exchange Currency Futures	256	June 2023	(34,164,701)	(34,193,600)	(28,899)

			$(86,096,551)	$(88,092,740)	$(1,996,189)

Forward Foreign Currency Contracts Open on May 31, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	56,111,084	12/7/2027	GST	$—	$(216,084)	$(216,084)

						$—	$(216,084)	$(216,084)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

GST	Goldman Sachs International

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2023, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$15,755,373	$—	$—	$15,755,373
Preferred Stocks	27,586,050	7,289,954	—	34,876,004
Corporate Obligations	—	828,975,952	—	828,975,952
Convertible Obligations	—	25,010,778	—	25,010,778
Foreign Convertible Obligations	—	24,906,797	—	24,906,797
Foreign Corporate Obligations	—	254,565,032	—	254,565,032
Short-Term Investments	6,596,392	—	—	6,596,392

Total Investments in Securities - Assets	$49,937,815	$1,140,748,513	$—	$1,190,686,328

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,996,189)	$—	$—	$(1,996,189)
Forward Foreign Currency Contracts	—	(216,084)	—	(216,084)

Total Financial Derivative Instruments - Liabilities	$(1,996,189)	$(216,084)	$—	$(2,212,273)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.54%
Communication Services - 6.43%
Diversified Telecommunication Services - 2.36%
Verizon Communications, Inc.	1,099,674	$39,181,384

Entertainment - 2.00%
Nintendo Co. Ltd., ADR	3,143,817	33,230,146

Media - 2.07%
Comcast Corp., Class A	876,204	34,478,627

Total Communication Services		106,890,157

Consumer Discretionary - 7.61%
Hotels, Restaurants & Leisure - 3.74%
Starbucks Corp.	636,056	62,104,508

Specialty Retail - 3.87%
Lowe’s Cos., Inc.	320,021	64,365,824

Total Consumer Discretionary		126,470,332

Consumer Staples - 12.56%
Beverages - 3.28%
Diageo PLC, ADRA	323,832	54,410,253

Consumer Staples Distribution & Retail - 2.37%
Target Corp.	300,324	39,321,421

Food Products - 2.38%
Nestle SA, ADRA	333,299	39,572,590

Tobacco - 4.53%
Altria Group, Inc.	888,134	39,450,912
Philip Morris International, Inc.	398,576	35,875,826

		75,326,738

Total Consumer Staples		208,631,002

Energy - 3.27%
Oil, Gas & Consumable Fuels - 3.27%
Chevron Corp.	361,409	54,435,424

Financials - 18.60%
Capital Markets - 6.84%
BlackRock, Inc.	96,112	63,198,445
Charles Schwab Corp.	956,752	50,411,263

		113,609,708

Financial Services - 7.00%
Berkshire Hathaway, Inc., Class BB	215,028	69,041,190
Fidelity National Information Services, Inc.	865,242	47,216,256

		116,257,446

Insurance - 4.76%
Cincinnati Financial Corp.	341,888	32,992,192
Progressive Corp.	361,116	46,190,348

		79,182,540

Total Financials		309,049,694

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.54% (continued)
Health Care - 10.65%
Pharmaceuticals - 10.65%
Johnson & Johnson	429,059	$66,529,889
Merck & Co., Inc.	592,939	65,466,395
Pfizer, Inc.	1,183,358	44,991,271

		176,987,555

Total Health Care		176,987,555

Industrials - 11.53%
Air Freight & Logistics - 3.48%
United Parcel Service, Inc., Class B	346,314	57,834,438

Ground Transportation - 2.41%
Norfolk Southern Corp.	192,693	40,114,829

Professional Services - 2.80%
Paychex, Inc.	442,982	46,482,101

Trading Companies & Distributors - 2.84%
Fastenal Co.	874,621	47,098,341

Total Industrials		191,529,709

Information Technology - 18.15%
Communications Equipment - 3.00%
Cisco Systems, Inc.	1,001,774	49,758,115

Semiconductors & Semiconductor Equipment - 4.73%
Texas Instruments, Inc.	451,834	78,564,896

Software - 4.16%
Microsoft Corp.	210,573	69,150,067

Technology Hardware, Storage & Peripherals - 6.26%
Apple, Inc.	587,116	104,066,311

Total Information Technology		301,539,389

Materials - 3.65%
Chemicals - 3.65%
Air Products & Chemicals, Inc.	225,170	60,602,254

Real Estate - 2.69%
Specialized REITs - 2.69%
Crown Castle, Inc.	394,824	44,698,025

Utilities - 2.40%
Multi-Utilities - 2.40%
Dominion Energy, Inc.	792,901	39,867,062

Total Common Stocks (Cost $1,206,094,517)		1,620,700,603

SHORT-TERM INVESTMENTS - 2.38% (Cost $39,499,338)
Investment Companies - 2.38%
American Beacon U.S. Government Money Market Select Fund, 4.94%C D	39,499,338	39,499,338

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.54% (continued)
SECURITIES LENDING COLLATERAL - 2.77% (Cost $45,945,774)
Investment Companies - 2.77%
American Beacon U.S. Government Money Market Select Fund, 4.94%C D	45,945,774	$45,945,774

TOTAL INVESTMENTS - 102.69% (Cost $1,291,539,629)		1,706,145,715
LIABILITIES, NET OF OTHER ASSETS - (2.69%)		(44,635,855)

TOTAL NET ASSETS - 100.00%		$1,661,509,860

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at May 31, 2023.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts

Long Futures Contracts Open on May 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	197	June 2023	$40,103,013	$41,276,425	$1,173,412

			$40,103,013	$41,276,425	$1,173,412

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2023, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,620,700,603	$—	$—	$1,620,700,603
Short-Term Investments	39,499,338	—	—	39,499,338
Securities Lending Collateral	45,945,774	—	—	45,945,774

Total Investments in Securities - Assets	$1,706,145,715	$—	$—	$1,706,145,715

Financial Derivative Instruments - Assets
Futures Contracts	$1,173,412	$—	$—	$1,173,412

Total Financial Derivative Instruments - Assets	$1,173,412	$—	$—	$1,173,412

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 4.24%
Consumer Discretionary - 0.05%
Household Durables - 0.04%
Lifetime Brands, Inc.	2,012	$9,859

Specialty Retail - 0.01%
Duluth Holdings, Inc., Class BA	229	1,236

Total Consumer Discretionary		11,095

Consumer Staples - 0.03%
Consumer Staples Distribution & Retail - 0.03%
Village Super Market, Inc., Class A	327	6,787

Financials - 0.91%
Banks - 0.29%
Blue Ridge Bankshares, Inc.	25	217
Civista Bancshares, Inc.	439	6,576
First Guaranty Bancshares, Inc.	1,468	19,378
First Mid Bancshares, Inc.	67	1,607
Guaranty Bancshares, Inc.	81	1,956
Home Bancorp, Inc.	438	13,486
MidWestOne Financial Group, Inc.	50	944
Red River Bancshares, Inc.	301	14,785
South Plains Financial, Inc.	142	3,147

		62,096

Financial Services - 0.27%
Merchants Bancorp	1,147	26,220
Velocity Financial, Inc.A	3,540	31,754

		57,974

Insurance - 0.35%
Investors Title Co.	564	74,758

Total Financials		194,828

Health Care - 1.77%
Health Care Equipment & Supplies - 0.00%
OmniAb, Inc.A	876	—

Health Care Providers & Services - 1.77%
Innovage Holding Corp.A	56,216	378,334

Total Health Care		378,334

Industrials - 0.45%
Ground Transportation - 0.02%
PAM Transportation Services, Inc.A	146	3,819

Professional Services - 0.43%
Kelly Services, Inc., Class A	5,222	91,281

Total Industrials		95,100

Information Technology - 0.78%
Electronic Equipment, Instruments & Components - 0.74%
PC Connection, Inc.	3,509	157,800

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 4.24% (continued)
Information Technology - 0.78% (continued)
IT Services - 0.04%
Information Services Group, Inc.	1,595	$8,134

Total Information Technology		165,934

Materials - 0.25%
Chemicals - 0.25%
Valhi, Inc.	4,336	53,897

Total Common Stocks (Cost $867,197)		905,975

TOTAL INVESTMENTS - 4.24% (Cost $867,197)		905,975
OTHER ASSETS, NET OF LIABILITIES - 95.76%		20,474,302

TOTAL NET ASSETS - 100.00%		$21,380,277

Percentages are stated as a percent of net assets.

A	Non-income producing security.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2023, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$905,975	$—	$—	$905,975

Total Investments in Securities - Assets	$905,975	$—	$—	$905,975

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2023 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of May 31, 2023, the Trust consists of twenty-five active series, four of which are presented in this filing: American Beacon FEAC Floating Rate Income Fund, American Beacon SiM High Yield Opportunities Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The remaining twenty-one active series are reported in separate filings. From March 1, 2022 to December 31, 2022 the American Beacon FEAC Floating Rate Income Fund was known as American Beacon Sound Point Floating Rate Income Fund.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2023 (Unaudited)

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the Investment Company Act, the threshold for determining whether a Fund must fair value a security.

The Valuation Rule establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Trust’s Board of Trustees (the “Board”) to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2023 (Unaudited)

significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2023 (Unaudited)

valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2023 (Unaudited)

may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2023 (Unaudited)

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of May 31, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$46,389,436	$45,945,774	$1,943,200	$47,888,974

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2022 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2023, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FEAC Floating Rate Income Fund	$238,261,534	$1,308,075	$(18,209,404)	$(16,901,329)
SiM High Yield Opportunities	1,279,021,726	14,568,128	(102,903,526)	(88,335,398)
The London Company Income Equity	1,291,539,629	507,535,583	(92,929,497)	414,606,086
Zebra Small Cap Equity	867,197	102,638	(63,860)	38,778

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2022, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
FEAC Floating Rate Income Fund	$58,033,382	$170,431,834
SiM High Yield Opportunities	9,261,167	18,737,365

Subsequent Events

The Board of Trustees of American Beacon Funds has approved a plan to liquidate and terminate the American Beacon Zebra Small Cap Equity Fund (the “Fund”) on or about July 14, 2023 (the “Liquidation Date”), based on the recommendation of American Beacon Advisors, Inc., the Fund’s investment manager. Effective May 24, 2023, in anticipation of the liquidation, the Fund is closed to new shareholders. On or about the Liquidation Date, the Fund will distribute cash pro rata to all remaining shareholders. Thereafter, the Fund will terminate.